Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
Note 19 – Leases

Leases in which the Group is the lessee

1.
Under an office leasing agreement dated November 1, 2019, MeaTech leased office space and parking spaces, for a monthly fee of USD 10 thousand (NIS 32 thousand), including management fees, for a period of two years, with an option to extend the term of the lease by one more year. The Company initially recognized a long-term lease liability and a right-of-use asset in the amount of USD 214 thousand (NIS 743 thousand). The incremental interest rate used for estimating the liability is 2.25%. On November 2021 the Company extended the agreement for an additional period of 2.3 years.

2.
Under an office leasing agreement dated August 9, 2020, the Company leased office space and parking spaces, for a monthly fee of USD 8 thousand (NIS 27 thousand), including management fees, for a period of one year, with an option to extend the term of the lease by one more year. The Company initially recognized a long-term lease liability and a right-of-use asset in the amount of USD 102 thousand (NIS 348 thousand). The incremental interest rate used for estimating the liability is 4.3%. This agreement has ended during 2021.

3.
Under an office leasing agreements dated between March and October 2021 for periods of 1.5-2 years, POM and Meatech Europe BV are leasing several spaces from a shared spaces provider for a monthly aggregated fee of USD 11 thousand (EUR 10 thousand). The Company initially recognized a long-term lease liability and a right-of-use asset in the amount of USD 259 thousand (EUR 220 thousand). The incremental interest rate used for estimating the liability is 3%.

4.	Right-of-Use Asset

USD thousands
Balance as at January 1, 2020	197
Additions during the year	102
Amortization during the year	(146)
Effect of changes in exchange rates	15
Balance as at December 31, 2020	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407

5.	Maturity analysis of for the Company’s lease liabilities

	December 31,	December 31,
	2021	2020
	USD thousands	USD thousands

Up to one year	165	180
1-5 years	246	-
Total	411	180

6.	Amounts recognized in the statement of operation

	Year ended December 31,	Year ended December 31,
	2021	2020
	USD thousands	USD thousands

Amortization of ROU asset	286	146
Interest expenses on lease liability	9	5

Total amounts paid for leasing of the offices in the year ended December 31, 2021 and December 31, 2020, was USD 346 thousand and USD 140 thousand, respectively.